DOCUMENT AND ENTITY INFORMATION (USD $)	12 Months Ended
Mar. 31, 2013
Entity Registrant Name	BOSTON CAPITAL TAX CREDIT FUND LTD PARTNERSHIP
Entity Central Index Key	0000835095
Current Fiscal Year End Date	--03-31
Entity Filer Category	Smaller Reporting Company
Entity Common Stock, Shares Outstanding	0
Document Type	10-K
Amendment Flag	false
Document Period End Date	Mar. 31, 2013
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2013
Entity Well-Known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Public Float	$ 0